Contents of Significant Accounts - Summary of Information about Provisions of Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 TWD ($)
Others
Disclosure of other provisions [line items]
Balance as of January 1, 2025	$ 0
Arising during the period	68,899
Unused provision reversed	0
Discount rate adjustment and unwinding of discount from the passage of time	0
Exchange effect	303
Balance as of December 31, 2025	69,202
Onerous Contracts [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2025	281,244
Arising during the period	84,324
Unused provision reversed	(203,266)
Discount rate adjustment and unwinding of discount from the passage of time	0
Exchange effect	(2,188)
Balance as of December 31, 2025	160,114
Decommissioning Liabilities [member]
Disclosure of other provisions [line items]
Balance as of January 1, 2025	695,168
Arising during the period	155,245
Unused provision reversed	0
Discount rate adjustment and unwinding of discount from the passage of time	75,027
Exchange effect	(27,167)
Balance as of December 31, 2025	$ 898,273